Business Combination and Reverse Recapitalization - Share Ownership Upon Closing (Details) - shares		12 Months Ended
	Jan. 02, 2025	Dec. 31, 2024	Mar. 31, 2025
Business Combination
Common stock, shares, outstanding	18,732,670	14,184,397	25,609,510
Less: Redemption of Ordinary Shares	1,434,626
Common Stock Upon the Business Combination		18,732,670
River North
Business Combination
Less: Redemption of Ordinary Shares	1,434,626
Mars
Business Combination
Common stock, shares, outstanding	2,081,432
ScanTech And Mars Acquisition Corp
Business Combination
Common Stock Upon the Business Combination	18,732,670
ScanTech And Mars Acquisition Corp | Mars Officers Directors And Sponsors
Business Combination
Common Stock Upon the Business Combination	2,245,467
ScanTech And Mars Acquisition Corp | Mars | Redemption of ordinary shares at closing
Business Combination
Common Stock Upon the Business Combination	646,806
ScanTech And Mars Acquisition Corp | Mars | Reflecting conversion of rights
Business Combination
Common Stock Upon the Business Combination	1,380,000
ScanTech And Mars Acquisition Corp | Maxim Group LLC
Business Combination
Common Stock Upon the Business Combination	276,000
ScanTech And Mars Acquisition Corp | ScanTech Identification Beam Systems LLC
Business Combination
Common Stock Upon the Business Combination	14,184,397
ScanTech And Mars Acquisition Corp | River North
Business Combination
Shares subjected to forward purchase agreement	400,000